Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent events [Abstract]
Subsequent events

Note 6:- Subsequent events

On May 2, 2024, our U.S. subsidiary Kamada Plasma LLC entered into a lease agreement for a 11,100 square feet premises in San Antonio, Texas to be used as a plasma collection center. The lease is in effect for an initial period of ten years commencing on the rent commencement date which will be the earlier of (a) opening for business in the facility or (b) 180 days following receipt of building permits. The lease agreement may be extended for three consecutive periods of five years each, upon at least 120 days prior written notice.